Schedule H, Line 4j – Schedule of Reportable Transactions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) transaction
EBP, Schedule of Reportable Transaction [Line Items]
Plan number	001
Entity tax identification number	13-4019460
Investment, Identifier [Axis]: Common Stock | AALBERTS NV
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	$ 523,347
Investment, Identifier [Axis]: Common Stock | AP MOLLER - MAERSK A/S
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	872,577
Investment, Identifier [Axis]: Common Stock | BALOISE HOLDING AG
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	392,774
Investment, Identifier [Axis]: Common Stock | BANCO SANTANDER SA
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	1,357,474
Investment, Identifier [Axis]: Common Stock | CONTINENTAL AG
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	589,289
Investment, Identifier [Axis]: Common Stock | DEUTSCHE BOERSE AG
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	672,534
Investment, Identifier [Axis]: Common Stock | EGUARANTEE INC
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	211,911
Investment, Identifier [Axis]: Common Stock | FERRARI NV
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	1,228,510
Investment, Identifier [Axis]: Common Stock | JAMES HARDIE INDUSTRIES PLC
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	554,799
Investment, Identifier [Axis]: Common Stock | KERING SA
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	252,823
Investment, Identifier [Axis]: Common Stock | KONINKLIJKE KPN NV
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	1,086,002
Investment, Identifier [Axis]: Common Stock | MITSUBISHI CHEMICAL GROUP CORP
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	315,782
Investment, Identifier [Axis]: Common Stock | NIDEC CORP
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	226,084
Investment, Identifier [Axis]: Common Stock | NIPPON SANSO HOLDINGS CORP
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	385,879
Investment, Identifier [Axis]: Common Stock | OSAKA GAS CO LTD
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	928,014
Investment, Identifier [Axis]: Common Stock | ROTORK PLC
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	24,670
Investment, Identifier [Axis]: Common Stock | RYANAIR HOLDINGS PLC
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	380,825
Investment, Identifier [Axis]: Common Stock | SONY FINANCIAL GROUP INC
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	311,772
Investment, Identifier [Axis]: Common Stock | TECK RESOURCES LTD CL B SUB-VTG
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	408,238
Investment, Identifier [Axis]: Common Stock | TOYOTA INDUSTRIES CORP
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	174,698
Investment, Identifier [Axis]: Common Stock | VALTERRA PLATINUM LIMITED
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	160,050
Investment, Identifier [Axis]: Common Stock | YOKOHAMA FINANCIAL GROUP INC
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	724,320
Investment, Identifier [Axis]: Common Stock | ZIJIN GOLD INTERNATIONAL CO LT HK/02259
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	335,552
Investment, Identifier [Axis]: DREYFUS INS RSRV PR MONEY 6546
EBP, Schedule of Reportable Transaction [Line Items]
Purchase price	$ 1,108,817,799
Number of transactions (purchases) | transaction	1,465
Selling price	$ 1,119,796,972
Number of transactions (sales) | transaction	1,619
Cost	$ 1,119,796,972
Current value of asset on transaction date	1,119,796,972
Current value of asset on transaction date	1,108,817,799
Net gain or (loss)	0
Investment, Identifier [Axis]: Derivatives | ALUMINUM HG FUTURE (LME) EXP JAN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(41,071)
Investment, Identifier [Axis]: Derivatives | ALUMINUM HG FUTURE (LME) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(35)
Investment, Identifier [Axis]: Derivatives | ARGUS EURO-BOB ROTTE FUT (ISF) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(2,110)
Investment, Identifier [Axis]: Derivatives | ARGUS EURO-BOB ROTTE FUT (ISF) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	158
Investment, Identifier [Axis]: Derivatives | ARGUS EURO-BOB ROTTE FUT (ISF) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(4,860)
Investment, Identifier [Axis]: Derivatives | COCOA FUTURE (NYB) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(50,885)
Investment, Identifier [Axis]: Derivatives | COCOA FUTURE (NYB) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	38,741
Investment, Identifier [Axis]: Derivatives | COCOA FUTURE (NYB) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(77,257)
Investment, Identifier [Axis]: Derivatives | COCOA FUTURE (NYB) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(32,986)
Investment, Identifier [Axis]: Derivatives | COFFEE 'C' FUTURE (NYB) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(246,452)
Investment, Identifier [Axis]: Derivatives | COFFEE 'C' FUTURE (NYB) EXP MAY 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(17,582)
Investment, Identifier [Axis]: Derivatives | COFFEE 'C' FUTURE (NYB) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,741
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (CMX) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(67,085)
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (CMX) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	45,183
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (CMX) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	22,084
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (CMX) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	209,706
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (LME) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(38,899)
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (LME) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(23,342)
Investment, Identifier [Axis]: Derivatives | COPPER FUTURE (LME) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(12,620)
Investment, Identifier [Axis]: Derivatives | CORN FUTURE (CBT) EXP MAY 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(7,282)
Investment, Identifier [Axis]: Derivatives | CORN FUTURE (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	120,187
Investment, Identifier [Axis]: Derivatives | COTTON NO 2 FUTURE (NYB) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	18,958
Investment, Identifier [Axis]: Derivatives | COTTON NO 2 FUTURE (NYB) EXP MAY 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	5,952
Investment, Identifier [Axis]: Derivatives | ECX EMISSION EXP MAR 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	16,428
Investment, Identifier [Axis]: Derivatives | ECX EMISSION FUTURE (EDX) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(88,821)
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP APR 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(56,713)
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP DEC 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(13,293)
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(406,802)
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP MAY 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	32,932
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	54,302
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (ICE) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(95,390)
Investment, Identifier [Axis]: Derivatives | GAS OIL FUTURE (IPE) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	1,693
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	20,948
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP APR 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(25,611)
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(7,837)
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP FEB 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(1,175)
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(3,699)
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP MAR 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	2,522
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(91,033)
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(19,307)
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP OCT 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	1,754
Investment, Identifier [Axis]: Derivatives | GASOLINE RBOB FUTURE (NYM) EXP SEP 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(418)
Investment, Identifier [Axis]: Derivatives | GLOBEX NATURL GAS FUTURE (NYM) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	22,053
Investment, Identifier [Axis]: Derivatives | GLOBEX NATURL GAS FUTURE (NYM) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(2,760)
Investment, Identifier [Axis]: Derivatives | GLOBEX NATURL GAS FUTURE (NYM) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	27,957
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	208,955
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(1,107,575)
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(809,588)
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP MAR 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,206
Investment, Identifier [Axis]: Derivatives | GOLD 100 OZ FUTURE (CMX) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(538,244)
Investment, Identifier [Axis]: Derivatives | HEATING OIL FUTURE (NYM) EXP APR 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	39,787
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 (IFE) EXP FEB 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 (IFE) EXP JAN 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 (IFE) EXP MAR 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP APR 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP DEC 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP MAY 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP NOV 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HB LD1 FUT (IFE) EXP OCT 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HUB LD1 FUT (IFE) EXP AUG 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HUB LD1 FUT (IFE) EXP JUL 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HUB LD1 FUT (IFE) EXP JUN 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | HENRY HUB LD1 FUT (IFE) EXP SEP 27
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	922
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(19,465)
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(13,375)
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(40,365)
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	14,280
Investment, Identifier [Axis]: Derivatives | IRON ORE 62% (SGX) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(20,130)
Investment, Identifier [Axis]: Derivatives | KC HRW WHEAT FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	29,370
Investment, Identifier [Axis]: Derivatives | KC HRW WHEAT FUTURE (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(72,844)
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP JAN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	585
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(39)
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(930)
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(25,364)
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	809
Investment, Identifier [Axis]: Derivatives | LEAD FUTURE (LME) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(1,007)
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(67,043)
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,461
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP FEB 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	18,701
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(35,818)
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	50,336
Investment, Identifier [Axis]: Derivatives | LEAN HOGS FUTURE (CME) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,135
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,587
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	36,116
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP FEB 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(53,486)
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	46,992
Investment, Identifier [Axis]: Derivatives | LIVE CATTLE FUTURE (CME) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	118,209
Investment, Identifier [Axis]: Derivatives | LOW SU GASOIL G FUTURE (ICE) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	28,945
Investment, Identifier [Axis]: Derivatives | LOW SU GASOIL G FUTURE (ICE) EXP FEB 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	57,776
Investment, Identifier [Axis]: Derivatives | LOW SU GASOIL G FUTURE (ICE) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	102,043
Investment, Identifier [Axis]: Derivatives | LOW SU GASOIL G FUTURE (ICE) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	65,577
Investment, Identifier [Axis]: Derivatives | MT BELV ETHAN 5DE FUTURE (NYM) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(1,859)
Investment, Identifier [Axis]: Derivatives | MT BELV ETHAN 5DE FUTURE (NYM) EXP MAR 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(788)
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR FUTURE (NYM) PUT AUG 22 003.400 ED 07/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(4,120)
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR FUTURE (NYM) PUT AUG 25 03.30 ED 07/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(3,120)
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR FUTURE JUN 25 PUT JUN 25 03.10 ED 05/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(550)
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR OPT FUTURE (NYM) JUL25 PUT JUN 25 003.500 ED 06/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(2,820)
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR OPT FUTURE (NYM) PUT AUG 25 003.000 ED 08/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(36,790)
Investment, Identifier [Axis]: Derivatives | NAT GAS EUR OPT FUTURE (NYM) PUT JUL 25 003.250 ED 07/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(26,200)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP APR 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(15,955)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,123
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	19,083
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP FEB 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	54,083
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,018
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(66,692)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(10,160)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,580
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (ICE) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	17,471
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(16,779)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(23,990)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP FEB 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(57,816)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(63,085)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(135,101)
Investment, Identifier [Axis]: Derivatives | NATURAL GAS FUTURE (NYM) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	132,205
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP JAN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(17,334)
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(27)
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(20,331)
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	0
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(3,839)
Investment, Identifier [Axis]: Derivatives | NICKEL FUTURE (LME) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(4,920)
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP APR 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(11,573)
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(27,761)
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(83,847)
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP FEB 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	7,093
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	45,144
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	1,471
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(4,572)
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(7,776)
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(23,718)
Investment, Identifier [Axis]: Derivatives | NY HARB ULSD FUTURE (NYM) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	29,532
Investment, Identifier [Axis]: Derivatives | PALLADIUM FUTURE (NYM) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	28,360
Investment, Identifier [Axis]: Derivatives | PALLADIUM FUTURE (NYM) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(1,518)
Investment, Identifier [Axis]: Derivatives | PALLADIUM FUTURE (NYM) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	7,365
Investment, Identifier [Axis]: Derivatives | PLATINUM FUTURE (NYM) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	34,593
Investment, Identifier [Axis]: Derivatives | PLATINUM FUTURE (NYM) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(21,163)
Investment, Identifier [Axis]: Derivatives | PLATINUM FUTURE (NYM) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	39,052
Investment, Identifier [Axis]: Derivatives | PRI ALUMINUM FUTURE (LME) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(6,847)
Investment, Identifier [Axis]: Derivatives | PRI ALUMINUM FUTURE (LME) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(12,967)
Investment, Identifier [Axis]: Derivatives | PRI ALUMINUM FUTURE (LME) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(12,181)
Investment, Identifier [Axis]: Derivatives | PRI ALUMINUM FUTURE (LME) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(50,976)
Investment, Identifier [Axis]: Derivatives | SILVER FUTURE (CMX) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	31,106
Investment, Identifier [Axis]: Derivatives | SILVER FUTURE (CMX) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	103,941
Investment, Identifier [Axis]: Derivatives | SILVER FUTURE (CMX) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	52,414
Investment, Identifier [Axis]: Derivatives | SILVER FUTURE (CMX) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	163,211
Investment, Identifier [Axis]: Derivatives | SNG KEROS V SNG GA FUT (ISF) EXP FEB 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(2,591)
Investment, Identifier [Axis]: Derivatives | SNG KEROS VS SNG GASOIL (ISF) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	1,629
Investment, Identifier [Axis]: Derivatives | SNG KEROS VS SNG GASOIL EXP DEC 24
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,624
Investment, Identifier [Axis]: Derivatives | SOYBEAN FUTURE (CBT) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	37,006
Investment, Identifier [Axis]: Derivatives | SOYBEAN FUTURE (CBT) EXP MAY 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(27,886)
Investment, Identifier [Axis]: Derivatives | SOYBEAN MEAL FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(138,161)
Investment, Identifier [Axis]: Derivatives | SOYBEAN MEAL FUTURE (CBT) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	284,402
Investment, Identifier [Axis]: Derivatives | SOYBEAN MEAL FUTURE (CBT) EXP MAY 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(45,078)
Investment, Identifier [Axis]: Derivatives | SOYBEAN OIL FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(27,287)
Investment, Identifier [Axis]: Derivatives | SOYBEAN OIL FUTURE (CBT) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	460
Investment, Identifier [Axis]: Derivatives | SOYBEAN OIL FUTURE (CBT) EXP MAY 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(534)
Investment, Identifier [Axis]: Derivatives | SUGAR #11 WORLD FUTURE (NYB) EXP MAY 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	15,757
Investment, Identifier [Axis]: Derivatives | SUGAR #11 WORLD FUTURE (NYB) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	20,488
Investment, Identifier [Axis]: Derivatives | TTF NAT GAS F FUTURE (EDX) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	4,046
Investment, Identifier [Axis]: Derivatives | TTF NAT GAS F FUTURE (EDX) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(8,642)
Investment, Identifier [Axis]: Derivatives | TTF NAT GAS F FUTURE (EDX) EXP OCT 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	17,080
Investment, Identifier [Axis]: Derivatives | UK NATURAL GAS FU FUTURE (ICE) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(2,767)
Investment, Identifier [Axis]: Derivatives | US 10YR NOTE FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(80,292)
Investment, Identifier [Axis]: Derivatives | US 10YR NOTE FUTURE (CBT) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	226,293
Investment, Identifier [Axis]: Derivatives | US 10YR TREAS NTS FUTURE (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(149,192)
Investment, Identifier [Axis]: Derivatives | US 10YR ULTRA FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(76,722)
Investment, Identifier [Axis]: Derivatives | US 10YR ULTRA FUTURE (CBT) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	12,711
Investment, Identifier [Axis]: Derivatives | US 10YR ULTRA FUTURE (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(34,688)
Investment, Identifier [Axis]: Derivatives | US 2YR NOTE FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	107,631
Investment, Identifier [Axis]: Derivatives | US 2YR NOTE FUTURE (CBT) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	12,882
Investment, Identifier [Axis]: Derivatives | US 2YR NOTE FUTURE (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	196,869
Investment, Identifier [Axis]: Derivatives | US 5YR NOTE FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(41,452)
Investment, Identifier [Axis]: Derivatives | US 5YR TREAS NTS FUTURE (CBT) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,308
Investment, Identifier [Axis]: Derivatives | US 5YR TREAS NTS FUTURE (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(60,753)
Investment, Identifier [Axis]: Derivatives | US TREAS BD FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(82,181)
Investment, Identifier [Axis]: Derivatives | US TREAS BD FUTURE (CBT) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	171,111
Investment, Identifier [Axis]: Derivatives | US TREAS BD FUTURE (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(117,509)
Investment, Identifier [Axis]: Derivatives | US ULTRA BOND (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(1,221)
Investment, Identifier [Axis]: Derivatives | US ULTRA BOND (CBT) EXP JUN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,607
Investment, Identifier [Axis]: Derivatives | US ULTRA BOND (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	4,335
Investment, Identifier [Axis]: Derivatives | WHEAT FUTURE (CBT) EXP DEC 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	125,482
Investment, Identifier [Axis]: Derivatives | WHEAT FUTURE (CBT) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	89,641
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (ICE) EXP AUG 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(114,749)
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (ICE) EXP FEB 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(19,235)
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (ICE) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(27,666)
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (ICE) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(90,325)
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (NYM) EXP JAN CALL NOV 25 072.000 ED 11/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(961)
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (NYM) EXP JAN PUT NOV 25 055.000 ED 11/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,439
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (NYM) JUN 25 PUT JUN 25 066.000 ED 05/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	2,810
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE (NYM) JUN 26 PUT JUN 18 058.000 ED 05/14/26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	26,296
Investment, Identifier [Axis]: Derivatives | WTI CRUDE FUTURE JUN 25 CALL JUN 26 66.00 ED 05/14/26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(17,453)
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP JAN 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(4,616)
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP JAN 26
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(27)
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP JUL 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(25,124)
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP MAY 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(7,383)
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP NOV 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,504
Investment, Identifier [Axis]: Derivatives | ZINC FUTURE (LME) EXP SEP 25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	(3,752)
Investment, Identifier [Axis]: Fixed Income Securities | ELMWOOD CLO 19 LTD 6A AR2 144A VAR RT 10/17/38 DD 10/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	591,413
Investment, Identifier [Axis]: Fixed Income Securities | JACKSON NATIONAL LIFE DISC 12/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	2,391,058
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BARCLAYS CAPITAL REV REPO 4.350% 10/17/25 DD 10/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.230% 05/23/25 DD 05/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.250% 05/22/25 DD 05/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.250% 05/23/25 DD 05/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.270% 05/21/25 DD 05/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.270% 07/23/25 DD 07/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	75,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.280% 06/06/25 DD 06/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.280% 06/16/25 DD 06/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.280% 06/23/25 DD 06/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	80,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.280% 06/24/25 DD 06/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/06/25 DD 06/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/10/25 DD 06/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/11/25 DD 06/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/16/25 DD 06/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.290% 06/20/25 DD 06/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.300% 03/13/25 DD 03/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.300% 05/27/25 DD 05/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 01/10/25 DD 01/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	5,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 06/04/25 DD 06/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 06/05/25 DD 06/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 06/17/25 DD 06/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 06/18/25 DD 06/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	65,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 07/22/25 DD 07/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.310% 07/24/25 DD 07/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 01/13/25 DD 01/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	44,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 02/26/25 DD 02/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	71,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 03/12/25 DD 03/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/05/25 DD 06/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/11/25 DD 06/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/17/25 DD 06/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/20/25 DD 06/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	12,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 06/26/25 DD 06/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 07/21/25 DD 07/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.320% 08/21/25 DD 08/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	57,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 01/15/25 DD 01/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	7,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 01/17/25 DD 01/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 02/18/25 DD 02/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	56,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 06/13/25 DD 06/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	72,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 07/10/25 DD 07/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 07/11/25 DD 07/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 07/15/25 DD 07/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.330% 08/22/25 DD 08/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 01/14/25 DD 01/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	5,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 02/12/25 DD 02/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 02/25/25 DD 02/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 03/05/25 DD 03/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	65,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 06/18/25 DD 06/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	13,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 07/07/25 DD 07/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 07/09/25 DD 07/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 07/10/25 DD 07/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.340% 08/29/25 DD 08/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 01/06/25 DD 01/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 01/27/25 DD 01/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 06/04/25 DD 06/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	58,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 07/11/25 DD 07/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 07/25/25 DD 07/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 07/31/25 DD 07/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 08/06/25 DD 08/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 08/08/25 DD 08/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 08/11/25 DD 08/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.350% 08/12/25 DD 08/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 02/06/25 DD 02/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	42,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 02/10/25 DD 02/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	41,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 02/20/25 DD 02/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 05/28/25 DD 05/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 05/30/25 DD 05/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 07/17/25 DD 07/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	47,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 08/04/25 DD 08/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 08/20/25 DD 08/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 08/21/25 DD 08/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.360% 08/22/25 DD 08/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 01/23/25 DD 01/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	5,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 02/05/25 DD 02/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	41,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 02/18/25 DD 02/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	13,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 02/24/25 DD 02/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	71,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 03/11/25 DD 03/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 06/02/25 DD 05/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 07/08/25 DD 07/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 07/16/25 DD 07/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 07/28/25 DD 07/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 07/31/25 DD 07/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/04/25 DD 08/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/05/25 DD 08/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/07/25 DD 08/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/13/25 DD 08/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.370% 08/14/25 DD 08/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.380% 02/07/25 DD 02/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	41,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.380% 03/10/25 DD 03/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.380% 07/07/25 DD 07/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.380% 08/06/25 DD 08/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 01/28/25 DD 01/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	3,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 01/31/25 DD 01/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 06/03/25 DD 06/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 07/09/25 DD 07/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 08/08/25 DD 08/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 08/11/25 DD 08/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 08/19/25 DD 08/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.390% 09/02/25 DD 08/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 01/30/25 DD 01/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	45,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 03/07/25 DD 03/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 06/27/25 DD 06/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 08/18/25 DD 08/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 08/27/25 DD 08/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 08/28/25 DD 08/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.400% 09/03/25 DD 09/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.410% 01/29/25 DD 01/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	4,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.410% 06/26/25 DD 06/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	5,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 07/03/25 DD 07/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 08/25/25 DD 08/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 08/28/25 DD 08/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 09/03/25 DD 09/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.420% 09/08/25 DD 09/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 03/03/25 DD 02/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 06/27/25 DD 06/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 06/30/25 DD 06/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 07/01/25 DD 06/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 07/02/25 DD 07/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 07/16/25 DD 07/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 07/29/25 DD 07/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.430% 08/01/25 DD 07/31/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	74,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.460% 09/05/25 DD 09/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.470% 07/01/25 DD 06/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | BNP PARIBAS REV REPO 4.480% 07/02/25 DD 07/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.720% 12/18/25 DD 12/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.890% 11/10/25 DD 11/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.910% 11/12/25 DD 11/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.930% 11/21/25 DD 11/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.940% 11/24/25 DD 11/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.960% 11/20/25 DD 11/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.960% 11/24/25 DD 11/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.970% 11/10/25 DD 11/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.970% 12/05/25 DD 12/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.970% 12/08/25 DD 12/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.980% 11/25/25 DD 11/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 3.990% 11/12/25 DD 11/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.010% 12/09/25 DD 12/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.020% 11/19/25 DD 11/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.030% 11/13/25 DD 11/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.040% 11/18/25 DD 11/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.040% 11/26/25 DD 11/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.050% 11/14/25 DD 11/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.090% 12/03/25 DD 12/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.120% 10/31/25 DD 10/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.150% 09/24/25 DD 09/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.160% 11/05/25 DD 11/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.170% 10/10/25 DD 10/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.180% 09/22/25 DD 09/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.180% 09/24/25 DD 09/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.190% 09/23/25 DD 09/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.190% 10/09/25 DD 10/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.190% 10/15/25 DD 10/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.200% 11/03/25 DD 10/31/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.210% 10/08/25 DD 10/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.220% 10/21/25 DD 10/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	58,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.220% 10/22/25 DD 10/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.240% 09/30/25 DD 09/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.240% 10/02/25 DD 10/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	45,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.240% 10/03/25 DD 10/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	50,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.240% 10/07/25 DD 10/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.250% 09/29/25 DD 09/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.260% 11/04/25 DD 11/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.270% 10/23/25 DD 10/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.280% 01/07/25 DD 01/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.280% 10/24/25 DD 10/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.290% 01/08/25 DD 01/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.290% 10/16/25 DD 10/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.290% 10/27/25 DD 10/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.300% 03/21/25 DD 03/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.300% 05/27/25 DD 05/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.310% 04/25/25 DD 04/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	57,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.310% 07/23/25 DD 07/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.310% 07/24/25 DD 07/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 01/22/25 DD 01/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	48,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 01/23/25 DD 01/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	42,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 04/24/25 DD 04/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	12,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 06/24/25 DD 06/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.320% 10/01/25 DD 09/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 01/16/25 DD 01/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	41,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 01/17/25 DD 01/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	40,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 01/21/25 DD 01/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	56,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 03/24/25 DD 03/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	57,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 05/21/25 DD 05/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 06/09/25 DD 06/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	19,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 06/20/25 DD 06/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	74,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 06/24/25 DD 06/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.330% 06/25/25 DD 06/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 01/09/25 DD 01/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 01/10/25 DD 01/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	39,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 01/15/25 DD 01/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	40,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 03/25/25 DD 03/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	67,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 05/15/25 DD 05/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.340% 07/25/25 DD 07/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.350% 05/14/25 DD 05/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	58,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.350% 05/15/25 DD 05/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.350% 10/29/25 DD 10/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	64,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.350% 10/30/25 DD 10/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 03/04/25 DD 03/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 05/09/25 DD 05/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	57,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 05/19/25 DD 05/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 05/20/25 DD 05/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 05/28/25 DD 05/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 06/26/25 DD 06/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 07/14/25 DD 07/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.360% 07/21/25 DD 07/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 04/21/25 DD 04/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 04/28/25 DD 04/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	57,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 05/07/25 DD 05/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	56,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 05/08/25 DD 05/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	56,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 05/16/25 DD 05/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 07/08/25 DD 07/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 07/14/25 DD 07/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 07/15/25 DD 07/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 08/05/25 DD 08/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 08/07/25 DD 08/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.370% 08/20/25 DD 08/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	58,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 02/19/25 DD 02/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 02/27/25 DD 02/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 03/05/25 DD 03/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	5,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 03/27/25 DD 03/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	57,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 04/28/25 DD 04/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 06/02/25 DD 05/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 06/03/25 DD 06/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 07/09/25 DD 07/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 07/15/25 DD 07/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 07/17/25 DD 07/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.380% 08/25/25 DD 08/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 01/27/25 DD 01/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	41,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 01/28/25 DD 01/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	43,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 01/29/25 DD 01/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	40,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 02/03/25 DD 01/31/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	43,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 04/08/25 DD 04/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	57,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 04/14/25 DD 04/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	54,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 07/18/25 DD 07/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 08/11/25 DD 08/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 08/14/25 DD 08/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 08/15/25 DD 08/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.390% 08/18/25 DD 08/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.400% 02/11/25 DD 02/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	67,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.400% 02/28/25 DD 02/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.400% 07/17/25 DD 07/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	15,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.400% 08/04/25 DD 08/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.410% 01/31/25 DD 01/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	39,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.410% 07/28/25 DD 07/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.410% 08/13/25 DD 08/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.410% 08/19/25 DD 08/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 04/04/25 DD 04/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 05/01/25 DD 04/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 07/16/25 DD 07/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 07/29/25 DD 07/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 07/30/25 DD 07/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 09/02/25 DD 08/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 09/17/25 DD 09/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.420% 09/18/25 DD 09/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	67,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 01/06/25 DD 01/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	38,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 04/11/25 DD 04/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 05/02/25 DD 05/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 06/02/25 DD 05/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 08/26/25 DD 08/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.430% 08/29/25 DD 08/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 08/27/25 DD 08/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 08/28/25 DD 08/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 09/04/25 DD 09/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 09/05/25 DD 09/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	64,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.440% 09/12/25 DD 09/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.450% 04/04/25 DD 04/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.450% 04/10/25 DD 04/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	51,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.450% 09/10/25 DD 09/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.470% 06/30/25 DD 06/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.470% 07/02/25 DD 07/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.470% 09/15/25 DD 09/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.480% 07/01/25 DD 06/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.480% 09/09/25 DD 09/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.480% 09/17/25 DD 09/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | J P MORGAN CHASE REV REPO 4.570% 09/16/25 DD 09/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.660% 12/19/25 DD 12/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.660% 12/22/25 DD 12/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	27,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.670% 12/24/25 DD 12/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	71,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.690% 12/23/25 DD 12/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.710% 12/26/25 DD 12/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.810% 12/30/25 DD 12/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.900% 12/05/25 DD 12/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.930% 12/04/25 DD 12/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.950% 11/19/25 DD 11/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.960% 11/12/25 DD 11/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 3.960% 11/17/25 DD 11/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.030% 11/18/25 DD 11/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.120% 12/02/25 DD 12/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	72,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.150% 09/25/25 DD 09/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.150% 10/07/25 DD 10/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.200% 10/02/25 DD 10/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	27,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.220% 10/15/25 DD 10/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.240% 10/03/25 DD 10/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	12,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.250% 01/08/25 DD 01/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.250% 09/26/25 DD 09/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.250% 09/29/25 DD 09/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.280% 01/08/25 DD 01/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	39,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.290% 03/20/25 DD 03/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.290% 04/24/25 DD 04/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	54,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.290% 05/12/25 DD 05/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	67,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 01/09/25 DD 01/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	39,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 03/24/25 DD 03/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 04/25/25 DD 04/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 05/09/25 DD 05/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 05/13/25 DD 05/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 05/20/25 DD 05/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.300% 06/12/25 DD 06/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	72,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.310% 01/16/25 DD 01/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	6,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.310% 04/23/25 DD 04/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.310% 06/25/25 DD 06/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.310% 07/21/25 DD 07/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 03/19/25 DD 03/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 04/08/25 DD 04/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	3,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 04/17/25 DD 04/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	65,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 05/08/25 DD 05/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.320% 05/19/25 DD 05/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 01/07/25 DD 01/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	39,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 02/13/25 DD 02/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 02/21/25 DD 02/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 03/26/25 DD 03/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	67,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 05/14/25 DD 05/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 06/10/25 DD 06/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.330% 07/22/25 DD 07/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	64,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 01/14/25 DD 01/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	38,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 02/27/25 DD 02/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 03/17/25 DD 03/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	65,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 03/18/25 DD 03/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	65,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 04/21/25 DD 04/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	51,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 05/06/25 DD 05/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 05/07/25 DD 05/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.340% 08/15/25 DD 08/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 02/14/25 DD 02/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 04/22/25 DD 04/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	58,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 05/16/25 DD 05/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 05/30/25 DD 05/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.350% 07/18/25 DD 07/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 03/06/25 DD 03/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 03/31/25 DD 03/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	67,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 04/07/25 DD 04/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 04/14/25 DD 04/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 05/29/25 DD 05/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.360% 08/21/25 DD 08/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.370% 04/03/25 DD 04/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.370% 07/30/25 DD 07/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	8,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.370% 08/07/25 DD 08/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.380% 04/02/25 DD 04/01/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	67,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.380% 04/15/25 DD 04/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.380% 05/05/25 DD 05/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	66,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.380% 08/26/25 DD 08/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 01/24/25 DD 01/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	48,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 02/04/25 DD 02/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	43,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 07/31/25 DD 07/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 08/06/25 DD 08/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.390% 08/18/25 DD 08/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 01/03/25 DD 01/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	5,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 04/29/25 DD 04/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 05/30/25 DD 05/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 07/30/25 DD 07/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	2,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 08/19/25 DD 08/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	59,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 09/04/25 DD 09/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.400% 09/11/25 DD 09/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.410% 03/28/25 DD 03/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	67,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.410% 04/01/25 DD 03/31/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	68,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.410% 04/16/25 DD 04/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	64,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.410% 07/03/25 DD 07/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.420% 04/30/25 DD 04/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	69,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.420% 06/30/25 DD 06/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.420% 07/30/25 DD 07/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.430% 04/09/25 DD 04/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.430% 09/11/25 DD 09/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.440% 08/27/25 DD 08/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.440% 09/03/25 DD 09/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.460% 04/10/25 DD 04/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	7,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.460% 07/03/25 DD 07/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | MERRILL LYNCH REV REPO 4.470% 09/15/25 DD 09/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.660% 12/23/25 DD 12/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	60,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.680% 12/12/25 DD 12/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.690% 12/18/25 DD 12/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.700% 12/22/25 DD 12/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	43,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.710% 12/15/25 DD 12/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.710% 12/17/25 DD 12/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.720% 12/26/25 DD 12/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.770% 12/31/25 DD 12/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.800% 12/16/25 DD 12/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	72,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.820% 12/29/25 DD 12/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.890% 11/21/25 DD 11/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	7,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.920% 11/07/25 DD 11/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.930% 11/20/25 DD 11/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.930% 12/08/25 DD 12/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.940% 11/06/25 DD 11/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	74,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.940% 12/11/25 DD 12/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.960% 11/07/25 DD 11/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.960% 11/25/25 DD 11/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.960% 12/10/25 DD 12/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	74,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 3.970% 12/08/25 DD 12/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	63,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 10/31/25 DD 10/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 11/05/25 DD 11/04/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 11/14/25 DD 11/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 11/18/25 DD 11/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.000% 12/09/25 DD 12/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.030% 11/26/25 DD 11/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.040% 11/13/25 DD 11/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.040% 11/17/25 DD 11/14/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.040% 12/03/25 DD 12/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.060% 11/28/25 DD 11/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	61,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.100% 11/28/25 DD 11/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.110% 10/09/25 DD 10/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.120% 10/10/25 DD 10/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	73,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.130% 09/19/25 DD 09/18/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	74,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.130% 09/24/25 DD 09/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.130% 09/25/25 DD 09/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.130% 10/14/25 DD 10/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.140% 10/14/25 DD 10/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.140% 10/20/25 DD 10/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.150% 09/23/25 DD 09/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.160% 11/04/25 DD 11/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.170% 09/23/25 DD 09/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.170% 09/29/25 DD 09/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 09/22/25 DD 09/19/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 09/30/25 DD 09/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 10/06/25 DD 10/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 10/21/25 DD 10/20/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.180% 12/01/25 DD 11/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	71,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.190% 10/08/25 DD 10/07/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.200% 09/26/25 DD 09/25/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.200% 10/06/25 DD 10/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.200% 10/23/25 DD 10/22/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.230% 10/03/25 DD 10/02/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.240% 10/06/25 DD 10/03/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.250% 10/01/25 DD 09/30/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.250% 10/27/25 DD 10/24/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	71,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.250% 10/28/25 DD 10/27/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	75,400,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.250% 10/30/25 DD 10/29/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.260% 10/24/25 DD 10/23/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.260% 11/03/25 DD 10/31/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,900,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.270% 10/22/25 DD 10/21/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.280% 10/20/25 DD 10/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	58,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.310% 10/16/25 DD 10/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,800,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.320% 10/17/25 DD 10/16/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.340% 10/29/25 DD 10/28/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.390% 09/11/25 DD 09/10/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	1,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.400% 09/18/25 DD 09/17/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.410% 09/12/25 DD 09/11/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	11,000,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.420% 09/09/25 DD 09/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.440% 09/10/25 DD 09/09/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.460% 09/09/25 DD 09/08/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	9,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.470% 09/08/25 DD 09/05/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,200,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.480% 09/15/25 DD 09/12/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,500,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.520% 09/16/25 DD 09/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	62,600,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | REGIONS BANK REV REPO 4.570% 09/16/25 DD 09/15/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	10,700,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | TORONTO DOMINION REV REPO 4.330% 03/14/25 DD 03/13/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	70,100,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | TORONTO DOMINION REV REPO 4.330% 06/09/25 DD 06/06/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	51,300,000
Investment, Identifier [Axis]: Securities Purchased Under Agreements to Resell | TORONTO DOMINION REV REPO 4.420% 03/27/25 DD 03/26/25
EBP, Schedule of Reportable Transaction [Line Items]
Selling price	$ 10,100,000